Taxation - Schedule of Component of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Component of Income Tax Expenses [Abstract]
Current tax expense	¥ (68,655)		¥ (18,466)	¥ (23,769)
Deferred tax benefit/(expense)	(44,264)		(12,862)	2,084
Income tax expense	¥ (112,919)	$ (15,763)	¥ (31,328)	¥ (21,685)